Property and equipment	12 Months Ended
Dec. 31, 2025
Property and equipment
Property and Equipment

6. Property and equipment

	December 31, 2025
	Cost	Accumulated	Net book
	Base	Amortization	value
Survey equipment	$999,990	$796,808	$203,182
Computers and software	926,313	902,603	23,710
Furniture and other equipment	407,885	402,708	5,177
Leasehold improvements	523,507	366,784	156,723
	2,857,695	2,468,903	388,792

	December 31, 2024
	Cost	Accumulated	Net book
	Base	Amortization	value
Survey equipment	$949,062	$771,143	$177,919
Computers and software	1,265,045	1,257,313	7,732
Furniture and other equipment	405,877	401,110	4,767
Leasehold improvements	523,507	338,148	185,359
	3,143,491	2,767,714	375,777